Consolidated Statements of Redeemable Non-Controlling Interest and Stockholders' Equity (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Redemptions and equity issuance costs		$ 53,000,000.0
Series F Preferred Stock
Stock issuance costs		11,500,000
Class A Common Stock
Stock issuance costs		$ 200,000
Common Stock
Stock issuance costs	$ 15,500,000